Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Bank overdraft [Member]
Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details) [Line Items]
Current borrowings	RM 526,066	$ 124,968	RM 104,587
Non-current borrowings	1,942,299	461,398	2,526,234
Non-current
Current borrowings	526,066	124,968	104,587
Non-current borrowings	1,942,299	461,398	2,526,234
Bank borrowings [Member]
Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details) [Line Items]
Current borrowings	778,869	185,022	736,481
Non-current
Current borrowings	778,869	185,022	736,481
Bank Borrowings [Member]
Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details) [Line Items]
Current borrowings	1,304,935	309,990	841,068
Non-current
Current borrowings	1,304,935	309,990	841,068
Non-Current Bank Borrowings [Member]
Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details) [Line Items]
Non-current borrowings	3,247,234	771,388	3,367,302
Non-current
Non-current borrowings	RM 3,247,234	$ 771,388	RM 3,367,302